Note 1- Organization and Description of Business (Details) (USD $)	3 Months Ended
Jun. 30, 2012
BusinessAcquisitionEquityInterestIssuedOrIssuableDescription	Each percent of common membership interest of Legacy issued and outstanding were converted automatically into the right to receive 510,000 shares of Mondial common stock, par value $.001 per share or up to an aggregate of 51,000,000 shares of common stock.
Common stock issued and outstanding prior to Merger	71,000,000
DebtConversionOriginalDebtAmount1	$ 28,099
DebtConversionConvertedInstrumentSharesIssued1	10,670,000
DebtConversionOriginalDebtAmount	$ 50,609
DebtConversionConvertedInstrumentSharesIssued	15,200,000
StockIssuedDuringPeriodSharesIssuedForServices	13,330,000